Exhibit 99.2

August 15, 2023

ARMM Asset Company 1 LLC

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

RE: AMSR 2023-SFR3 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by ARMM Investment Vehicle 1 LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

a. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b. The value of the Properties or any other collateral securing the Mortgage Loan,

c. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 401 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

[Signatures on following page]

Executed as of the day and year first above written.

BCHH, LLC

By:	/s/ Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property ID	Status
1754659	Apparent Non-HOA Property
2863603	Apparent Non-HOA Property
3686288	Apparent Non-HOA Property
4399005	Apparent Non-HOA Property
6767582	Apparent Non-HOA Property
7180000	Apparent Non-HOA Property
7201946	Apparent Non-HOA Property
7240318	Apparent Non-HOA Property
7302102	Apparent Non-HOA Property
7324359	Apparent Non-HOA Property
7353554	Apparent Non-HOA Property
7383655	Apparent Non-HOA Property
7426659	Apparent Non-HOA Property
7548324	Apparent Non-HOA Property
7551544	Apparent Non-HOA Property
7664039	Apparent Non-HOA Property
7681540	Apparent Non-HOA Property
7689529	Apparent Non-HOA Property
7707384	Apparent Non-HOA Property
7709974	Apparent Non-HOA Property
7722690	Apparent Non-HOA Property
7754260	Apparent Non-HOA Property
7767812	Apparent Non-HOA Property
7776047	Apparent Non-HOA Property
7822059	Apparent Non-HOA Property
7829002	Apparent Non-HOA Property
7829380	Apparent Non-HOA Property
7831590	Apparent Non-HOA Property
7837883	Apparent Non-HOA Property
7868085	Apparent Non-HOA Property
7871528	Apparent Non-HOA Property
7874258	Apparent Non-HOA Property
7876011	Apparent Non-HOA Property
7877523	Apparent Non-HOA Property
7881562	Apparent Non-HOA Property
7886234	Apparent Non-HOA Property
7886448	Apparent Non-HOA Property
7887205	Apparent Non-HOA Property
7896210	Apparent Non-HOA Property
7900928	Apparent Non-HOA Property
7903148	Apparent Non-HOA Property

Property ID	Status
7903213	Apparent Non-HOA Property
7906276	Apparent Non-HOA Property
7906511	Apparent Non-HOA Property
7906687	Apparent Non-HOA Property
7908198	Apparent Non-HOA Property
7909704	Apparent Non-HOA Property
7909734	Apparent Non-HOA Property
7913264	Apparent Non-HOA Property
7913886	Apparent Non-HOA Property
7914010	Apparent Non-HOA Property
7915935	Apparent Non-HOA Property
7916168	Apparent Non-HOA Property
7917165	Apparent Non-HOA Property
7917733	Apparent Non-HOA Property
7929029	Apparent Non-HOA Property
7932361	Apparent Non-HOA Property
7937828	Apparent Non-HOA Property
7938125	Apparent Non-HOA Property
7938433	Apparent Non-HOA Property
7941621	Apparent Non-HOA Property
7941651	Apparent Non-HOA Property
7950232	Apparent Non-HOA Property
7952574	Apparent Non-HOA Property
7955452	Apparent Non-HOA Property
7957368	Apparent Non-HOA Property
7970998	Apparent Non-HOA Property
7971276	Apparent Non-HOA Property
7974791	Apparent Non-HOA Property
7975968	Apparent Non-HOA Property
7977106	Apparent Non-HOA Property
7977107	Apparent Non-HOA Property
7978078	Apparent Non-HOA Property
7979900	Apparent Non-HOA Property
7980618	Apparent Non-HOA Property
7991229	Apparent Non-HOA Property
7992134	Apparent Non-HOA Property
7992678	Apparent Non-HOA Property
7993462	Apparent Non-HOA Property
7995242	Apparent Non-HOA Property
7996139	Apparent Non-HOA Property
7996774	Apparent Non-HOA Property
7997177	Apparent Non-HOA Property

Property ID	Status
7998237	Apparent Non-HOA Property
8000657	Apparent Non-HOA Property
8001996	Apparent Non-HOA Property
8002000	Apparent Non-HOA Property
8002468	Apparent Non-HOA Property
8003341	Apparent Non-HOA Property
8010163	Apparent Non-HOA Property
8010572	Apparent Non-HOA Property
8011446	Apparent Non-HOA Property
8011450	Apparent Non-HOA Property
8011966	Apparent Non-HOA Property
8015371	Apparent Non-HOA Property
8016531	Apparent Non-HOA Property
8017290	Apparent Non-HOA Property
8017543	Apparent Non-HOA Property
8018621	Apparent Non-HOA Property
8019928	Apparent Non-HOA Property
8020738	Apparent Non-HOA Property
8021267	Apparent Non-HOA Property
8024124	Apparent Non-HOA Property
8024687	Apparent Non-HOA Property
8025104	Apparent Non-HOA Property
8026767	Apparent Non-HOA Property
8029594	Apparent Non-HOA Property
8029699	Apparent Non-HOA Property
8030179	Apparent Non-HOA Property
8030964	Apparent Non-HOA Property
8031344	Apparent Non-HOA Property
8031852	Apparent Non-HOA Property
8034886	Apparent Non-HOA Property
8038100	Apparent Non-HOA Property
8039413	Apparent Non-HOA Property
8040081	Apparent Non-HOA Property
8040929	Apparent Non-HOA Property
8042990	Apparent Non-HOA Property
8045191	Apparent Non-HOA Property
8049954	Apparent Non-HOA Property
8049959	Apparent Non-HOA Property
8050041	Apparent Non-HOA Property
8051572	Apparent Non-HOA Property
8055249	Apparent Non-HOA Property
8055936	Apparent Non-HOA Property

Property ID	Status
8055991	Apparent Non-HOA Property
8061278	Apparent Non-HOA Property
8062027	Apparent Non-HOA Property
8062289	Apparent Non-HOA Property
8063288	Apparent Non-HOA Property
8065323	Apparent Non-HOA Property
8065645	Apparent Non-HOA Property
8068263	Apparent Non-HOA Property
8071024	Apparent Non-HOA Property
8074591	Apparent Non-HOA Property
8075909	Apparent Non-HOA Property
8076881	Apparent Non-HOA Property
8077646	Apparent Non-HOA Property
8077689	Apparent Non-HOA Property
8078115	Apparent Non-HOA Property
8078270	Apparent Non-HOA Property
8079071	Apparent Non-HOA Property
8079753	Apparent Non-HOA Property
8080599	Apparent Non-HOA Property
8081674	Apparent Non-HOA Property
8083773	Apparent Non-HOA Property
8084930	Apparent Non-HOA Property
8088856	Apparent Non-HOA Property
8090154	Apparent Non-HOA Property
8091524	Apparent Non-HOA Property
8092481	Apparent Non-HOA Property
8094770	Apparent Non-HOA Property
8095169	Apparent Non-HOA Property
8095241	Apparent Non-HOA Property
8095318	Apparent Non-HOA Property
8095902	Apparent Non-HOA Property
8095997	Apparent Non-HOA Property
8096253	Apparent Non-HOA Property
8099702	Apparent Non-HOA Property
8101316	Apparent Non-HOA Property
8106446	Apparent Non-HOA Property
8110000	Apparent Non-HOA Property
8111652	Apparent Non-HOA Property
8111876	Apparent Non-HOA Property
8111947	Apparent Non-HOA Property
8112793	Apparent Non-HOA Property
8116462	Apparent Non-HOA Property

Property ID	Status
8116628	Apparent Non-HOA Property
8116831	Apparent Non-HOA Property
8117494	Apparent Non-HOA Property
8117650	Apparent Non-HOA Property
8117706	Apparent Non-HOA Property
8118272	Apparent Non-HOA Property
8118913	Apparent Non-HOA Property
8119723	Apparent Non-HOA Property
8119905	Apparent Non-HOA Property
8120245	Apparent Non-HOA Property
8121154	Apparent Non-HOA Property
8122053	Apparent Non-HOA Property
8122080	Apparent Non-HOA Property
8122479	Apparent Non-HOA Property
8124292	Apparent Non-HOA Property
8124632	Apparent Non-HOA Property
8128661	Apparent Non-HOA Property
8130129	Apparent Non-HOA Property
8131114	Apparent Non-HOA Property
8131444	Apparent Non-HOA Property
8131479	Apparent Non-HOA Property
8138776	Apparent Non-HOA Property
8140143	Apparent Non-HOA Property
8142222	Apparent Non-HOA Property
8142768	Apparent Non-HOA Property
8143191	Apparent Non-HOA Property
8143782	Apparent Non-HOA Property
8143800	Apparent Non-HOA Property
8144511	Apparent Non-HOA Property
8145810	Apparent Non-HOA Property
8148273	Apparent Non-HOA Property
8148285	Apparent Non-HOA Property
8150160	Apparent Non-HOA Property
8154509	Apparent Non-HOA Property
8155228	Apparent Non-HOA Property
8155333	Apparent Non-HOA Property
8157390	Apparent Non-HOA Property
8158670	Apparent Non-HOA Property
8159474	Apparent Non-HOA Property
8160286	Apparent Non-HOA Property
8161226	Apparent Non-HOA Property
8161940	Apparent Non-HOA Property

Property ID	Status
8163970	Apparent Non-HOA Property
8164528	Apparent Non-HOA Property
8165056	Apparent Non-HOA Property
8166632	Apparent Non-HOA Property
8166936	Apparent Non-HOA Property
8167017	Apparent Non-HOA Property
8167920	Apparent Non-HOA Property
8168009	Apparent Non-HOA Property
8168069	Apparent Non-HOA Property
8170805	Apparent Non-HOA Property
8171483	Apparent Non-HOA Property
8172704	Apparent Non-HOA Property
8173789	Apparent Non-HOA Property
8175132	Apparent Non-HOA Property
8176146	Apparent Non-HOA Property
8176188	Apparent Non-HOA Property
8177459	Apparent Non-HOA Property
8177876	Apparent Non-HOA Property
8179345	Apparent Non-HOA Property
8179776	Apparent Non-HOA Property
8181677	Apparent Non-HOA Property
8182011	Apparent Non-HOA Property
8182434	Apparent Non-HOA Property
8182441	Apparent Non-HOA Property
8182782	Apparent Non-HOA Property
8183580	Apparent Non-HOA Property
8183720	Apparent Non-HOA Property
8184373	Apparent Non-HOA Property
8184550	Apparent Non-HOA Property
8185224	Apparent Non-HOA Property
8185601	Apparent Non-HOA Property
8186274	Apparent Non-HOA Property
8186689	Apparent Non-HOA Property
8187027	Apparent Non-HOA Property
8189049	Apparent Non-HOA Property
8191750	Apparent Non-HOA Property
8195616	Apparent Non-HOA Property
8197930	Apparent Non-HOA Property
8198209	Apparent Non-HOA Property
8198737	Apparent Non-HOA Property
8198973	Apparent Non-HOA Property
8199587	Apparent Non-HOA Property

Property ID	Status
8199951	Apparent Non-HOA Property
8203010	Apparent Non-HOA Property
8204799	Apparent Non-HOA Property
8204817	Apparent Non-HOA Property
8205127	Apparent Non-HOA Property
8209299	Apparent Non-HOA Property
8209313	Apparent Non-HOA Property
8209831	Apparent Non-HOA Property
8211424	Apparent Non-HOA Property
8213157	Apparent Non-HOA Property
8214131	Apparent Non-HOA Property
8214225	Apparent Non-HOA Property
8214753	Apparent Non-HOA Property
8215149	Apparent Non-HOA Property
8215320	Apparent Non-HOA Property
8217017	Apparent Non-HOA Property
8227105	Apparent Non-HOA Property
8227711	Apparent Non-HOA Property
8227930	Apparent Non-HOA Property
8227994	Apparent Non-HOA Property
8228164	Apparent Non-HOA Property
8228427	Apparent Non-HOA Property
8228454	Apparent Non-HOA Property
8228981	Apparent Non-HOA Property
8229940	Apparent Non-HOA Property
8230035	Apparent Non-HOA Property
8230385	Apparent Non-HOA Property
8233083	Apparent Non-HOA Property
8235656	Apparent Non-HOA Property
8236595	Apparent Non-HOA Property
8239862	Apparent Non-HOA Property
8240383	Apparent Non-HOA Property
8246576	Apparent Non-HOA Property
8247051	Apparent Non-HOA Property
8250759	Apparent Non-HOA Property
8251245	Apparent Non-HOA Property
8256256	Apparent Non-HOA Property
8257062	Apparent Non-HOA Property
8257667	Apparent Non-HOA Property
8258250	Apparent Non-HOA Property
8260788	Apparent Non-HOA Property
8261098	Apparent Non-HOA Property

Property ID	Status
8261914	Apparent Non-HOA Property
8267486	Apparent Non-HOA Property
8267598	Apparent Non-HOA Property
8269409	Apparent Non-HOA Property
8269671	Apparent Non-HOA Property
8270355	Apparent Non-HOA Property
8272483	Apparent Non-HOA Property
8272816	Apparent Non-HOA Property
8280094	Apparent Non-HOA Property
8280098	Apparent Non-HOA Property
8283729	Apparent Non-HOA Property
8286592	Apparent Non-HOA Property
8295376	Apparent Non-HOA Property
8295770	Apparent Non-HOA Property
8296761	Apparent Non-HOA Property
8300237	Apparent Non-HOA Property
8323997	Apparent Non-HOA Property
8324553	Apparent Non-HOA Property
8325012	Apparent Non-HOA Property
8326595	Apparent Non-HOA Property
8345395	Apparent Non-HOA Property
8345499	Apparent Non-HOA Property
8349118	Apparent Non-HOA Property
8350075	Apparent Non-HOA Property
8350275	Apparent Non-HOA Property
8350301	Apparent Non-HOA Property
8350388	Apparent Non-HOA Property
8351944	Apparent Non-HOA Property
8354782	Apparent Non-HOA Property
8366498	Apparent Non-HOA Property
8368137	Apparent Non-HOA Property
8369136	Apparent Non-HOA Property
8369259	Apparent Non-HOA Property
8370851	Apparent Non-HOA Property
8370913	Apparent Non-HOA Property
8371047	Apparent Non-HOA Property
8371398	Apparent Non-HOA Property
8373689	Apparent Non-HOA Property
8374726	Apparent Non-HOA Property
8378248	Apparent Non-HOA Property
8378427	Apparent Non-HOA Property
8384008	Apparent Non-HOA Property

Property ID	Status
8388840	Apparent Non-HOA Property
8393374	Apparent Non-HOA Property
8394629	Apparent Non-HOA Property
8396253	Apparent Non-HOA Property
8399337	Apparent Non-HOA Property
8402336	Apparent Non-HOA Property
8402533	Apparent Non-HOA Property
8405745	Apparent Non-HOA Property
8406010	Apparent Non-HOA Property
8409417	Apparent Non-HOA Property
8414677	Apparent Non-HOA Property
8416356	Apparent Non-HOA Property
8417759	Apparent Non-HOA Property
8420256	Apparent Non-HOA Property
8420467	Apparent Non-HOA Property
8422197	Apparent Non-HOA Property
8423544	Apparent Non-HOA Property
8433300	Apparent Non-HOA Property
8435103	Apparent Non-HOA Property
8439274	Apparent Non-HOA Property
8442989	Apparent Non-HOA Property
8447253	Apparent Non-HOA Property
8447615	Apparent Non-HOA Property
8451548	Apparent Non-HOA Property
8455624	Apparent Non-HOA Property
8458072	Apparent Non-HOA Property
8462513	Apparent Non-HOA Property
8473325	Apparent Non-HOA Property
8474012	Apparent Non-HOA Property
8478073	Apparent Non-HOA Property
8478099	Apparent Non-HOA Property
8491137	Apparent Non-HOA Property
8496008	Apparent Non-HOA Property
8500719	Apparent Non-HOA Property
8501314	Apparent Non-HOA Property
8517878	Apparent Non-HOA Property
8518299	Apparent Non-HOA Property
8527507	Apparent Non-HOA Property
8529317	Apparent Non-HOA Property
8529568	Apparent Non-HOA Property
8529778	Apparent Non-HOA Property
8535115	Apparent Non-HOA Property

Property ID	Status
8539139	Apparent Non-HOA Property
8540760	Apparent Non-HOA Property
8541569	Apparent Non-HOA Property
8543586	Apparent Non-HOA Property
8554844	Apparent Non-HOA Property
8555356	Apparent Non-HOA Property
8557568	Apparent Non-HOA Property
8559205	Apparent Non-HOA Property
8559446	Apparent Non-HOA Property
8560646	Apparent Non-HOA Property
8565433	Apparent Non-HOA Property
8567181	Apparent Non-HOA Property
8574795	Apparent Non-HOA Property
8579777	Apparent Non-HOA Property
8604740	Apparent Non-HOA Property
8606657	Apparent Non-HOA Property
8610342	Apparent Non-HOA Property
8651224	Apparent Non-HOA Property
8662673	Apparent Non-HOA Property
8679431	Apparent Non-HOA Property
8713491	Apparent Non-HOA Property
8783648	Apparent Non-HOA Property
8791151	Apparent Non-HOA Property
9240199	Apparent Non-HOA Property